4. Mineral Property	12 Months Ended
Dec. 31, 2020
Notes
4. Mineral Property

4. Mineral Property

In January 2019, the Company acquired royalty rights from Bahamas Aggregates Inc. (“BAI”), a non-related party, where the Company would earn a royalty fee of $0.50 per tonne of aggregate minerals owned by BAI in exchange for $500,000. During the year ended December 31, 2019, the Company made total payments of $350,000 and the royalty fee was amended from $0.50 per tonne to $0.35 per tonne.

During the year ended December 31, 2019, the Company received $nil from BAI as production on the property was halted due to a natural disaster and the Company recorded an impairment loss of $350,000 during the year ended December 31, 2019.  In 2020, the $350,000 of notes payable which were used to finance this investment was forgiven (refer to Notes 5(b) through (d)) in exchange for the royalty rights in BAI which resulted in a gain on forgiveness of debt of $198,801 and a capital contribution of $255,397 which was recorded as additional paid-in capital.